UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

June 18, 2026 to July 17, 2026

Commission File Number of issuing entity: 333-280224-02

Central Index Key Number of issuing entity: 0002038432

BMO 2024-C10 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-255934

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Bank of Montreal

(Central Index Key Number: 0000927971)

3650 Real Estate Investment Trust 2 LLC

(Central Index Key Number: 0001840727)

Citi Real Estate Funding Inc.

(Central Index Key Number: 0001701238)

Starwood Mortgage Capital LLC

(Central Index Key Number: 0001548405)

German American Capital Corporation

(Central Index Key Number: 0001541294)

Zions Bancorporation, N.A.

(Central Index Key Number: 0000109380)

Goldman Sachs Mortgage Company

(Central Index Key Number: 0001541502)

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, (212) 885-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

35-7437655

35-7437656

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-5	☐	☐	☒	Not Applicable
A-SB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2026, a distribution was made to holders of the certificates issued by BMO 2024-C10 Mortgage Trust.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by BMO Commercial Mortgage Securities LLC (the “Depositor”) and held by BMO 2024-C10 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on May 13, 2026. The CIK number of the Depositor is 0001861132.

Bank of Montreal (“Bank of Montreal”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 13, 2026. The CIK number of Bank of Montreal is 0000927971.

3650 Real Estate Investment Trust 2 LLC (“3650 Real Estate Investment Trust 2 LLC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2026. The CIK number of 3650 Real Estate Investment Trust 2 LLC is 0001840727.

Citi Real Estate Funding Inc. (“CREFI”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 10, 2026. The CIK number of CREFI is 0001701238.

Starwood Mortgage Capital LLC (“Starwood”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 11, 2026. The CIK number of Starwood is 0001548405.

German American Capital Corporation (“GACC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2026. The CIK number of GACC is 0001541294.

Zions Bancorporation, N.A. (“Zions Bancorporation, N.A.”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on January 5, 2026. The CIK number of Zions Bancorporation, N.A. is 0000109380.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 12, 2026. The CIK number of GSMC is 0001541502.

Item 1A. Asset-Level Information.

See the Asset Data File and the asset related document filed as Exhibit 102 and Exhibit 103, respectively, to the registrant’s Form ABS-EE filed on July 30, 2026 under Commission File No. 333-280224-02 and incorporated by reference herein.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for BMO 2024-C10 Mortgage Trust, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

KeyBank National Association, in its capacity as Master Servicer for BMO 2024-C10 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

*REO Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

Whole Loan Custodial Account
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for BMO 2024-C10 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

Interest Reserve Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	06/17/2026	$0.00
Current Distribution Date:	07/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by BMO 2024-C10 Mortgage Trust, relating to the July 17, 2026 distribution.

(102): Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on July 30, 2026 under Commission File No. 333-280224-02 and incorporated by reference herein).

(103): Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on July 30, 2026 under Commission File No. 333-280224-02 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by BMO 2024-C10 Mortgage Trust, relating to the July 17, 2026 distribution.

Exhibit 102	Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on July 30, 2026 under Commission File No. 333-280224-02 and incorporated by reference herein).

Exhibit 103	Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on July 30, 2026 under Commission File No. 333-280224-02 and incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Chief Executive Officer

Date: July 30, 2026